Equity accounted investees (Details) - BRL (R$) R$ in Thousands		12 Months Ended
	Mar. 05, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Equity accounted investees		R$ 82,445	R$ 0	R$ 0
Income from equity interests in affiliates		R$ (8,764)	0	0
Granito
Disclosure of associates [line items]
Percentage in share capital	45.00%	45.00%
Equity accounted investees		R$ 81,294	0	0
Income from equity interests in affiliates		(8,764)	0	0
Other investments
Disclosure of associates [line items]
Equity accounted investees		R$ 1,151	0	0
Income from equity interests in affiliates			R$ 0	R$ 0